Short-term debt	6 Months Ended
Jun. 30, 2011
Short-term debt
Short-term debt
11 Short-term debt Short-term borrowings outstanding on June 30, 2011 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 1.88%.